Operating Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Operating Leases	Operating Leases
Lease costs recorded under operating leases for the years ended December 31, 2024, 2023 and 2022 were as follows:

	Year ended
	December 31, 2024	December 31, 2023	December 31, 2022
	(in thousands)
Operating lease costs	$46,466	$46,820	$53,880
Income from sub-leases	(1,614)	(1,103)	(1,165)
Net operating lease costs	$44,852	$45,717	$52,715
Of the total cost of $44.9 million incurred in the year ended December 31, 2024 (December 31, 2023, $45.7 million; December 31, 2022, $52.7 million), $37.2 million (December 31, 2023, $37.9 million; December 31, 2022, $48.3 million) is recorded within selling, general and administration costs and $7.7 million (December 31, 2023, $7.8 million; December 31, 2022, $4.4 million) is recorded within direct costs.
Right-of-use assets obtained, in exchange for lease obligations, during the years ended December 31, 2024 and December 31, 2023 totaled $64.8 million and $37.7 million, respectively.
During the years ended December 31, 2024, 2023 and 2022, impairments of operating right-of-use assets were recognized within restructuring charges for $13.8 million, $8.7 million, and $28.4 million, respectively, as part of an office consolidation program (see note 19. Restructuring Charges).
The weighted average remaining lease term and weighted-average discount rate at December 31, 2024 were 6.56 years and 4.01%, respectively. The weighted average remaining lease term and weighted-average discount rate at December 31, 2023 were 6.72 years and 3.29%, respectively.
Future minimum lease payments under non-cancelable leases as of December 31, 2024 were as follows:

Minimum rental payments	(in thousands)
2025	$42,931
2026	38,445
2027	31,257
2028	24,156
2029	17,838
Thereafter	45,047
Total future minimum lease payments	199,674
Lease imputed interest	(22,806)
Total	$176,868
Operating lease liabilities are presented as current and non-current. As at December 31, 2024, operating lease liabilities of $36.8 million have been included in Other liabilities (December 31, 2023: $36.4 million) and $140.1 million million have been classified as Non-current Lease Liabilities (December 31, 2023: $126.3 million).